Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
ScheduleOfClientRelatedAndTradingDerivativeInstrumentsTableTextBlock	The Trust does not utilize “hedge accounting” and instead “marks-to-market” its derivatives through operations.

As of December 31, 2013
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$223,192	$(37,817)	$185,375
Currency	94,958	(1,663)	93,295
Energy	15,843	(38,517)	(22,674)
Indices	438,814	(46,548)	392,266
Interest Rates	129,505	(94,051)	35,454
Metals	78,920	-	78,920
	$981,232	$(218,596)	$762,636
As of December 31, 2012
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$678,316	$(369,972)	$308,344
Currency	94,041	(185,622)	(91,581)
Energy	76,522	(202,853)	(126,331)
Indices	60,504	(55,851)	4,653
Interest Rates	30,579	(20,778)	9,801
Metals	23,749	(23,693)	56
	$963,711	$(858,769)	$104,942

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]	Trading gain (loss) for the following periods:

	Year ended December 31
Type of Futures Contracts	2013	2012	2011
Agriculture	$441,400	$(361,619)	$(1,105,067)
Currency	(221,046)	(598,618)	(1,380,681)
Energy	(430,320)	(483,184)	63,841
Indices	394,694	(655,571)	865,269
Interest Rates	(204,765)	162,682	935,552
Metals	229,275	(462,793)	276,344
	$209,238	$(2,399,103)	$(344,742)